Supplement to the
Fidelity® Tax-Free Bond Fund
March 31, 2016
As Revised May 2, 2016
Summary Prospectus

Effective December 12, 2016, the redemption fee has been removed.

SFB-SUM-16-01 1.9880458.100	December 1, 2016